SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

15. SUBSEQUENT EVENT

On March 11, 2025, the Company’s board of directors adopted a share repurchase program, pursuant to which the Company is authorized to repurchase up to an aggregate of US$30.0 million worth of the Company’s outstanding shares (including in the form of American depositary shares) during the twelve-month period ending on March 31, 2026 in the open market at prevailing market prices, through privately negotiated transactions, in block trades, and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.